                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837

                                   ----------

                          THE SELECT SECTOR SPDR TRUST
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)   Copy to:

Gary L. French                            Scott M. Zoltowski, Esq.
President                                 Vice President and Counsel
State Street Bank and Trust Company       State Street Bank and Trust Company
2 Avenue de Lafayette                     One Lincoln Street
Boston, MA 02111                          Boston, MA 02111

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                     SHARES        VALUE
--------------------                                   ---------   ------------
COMMON STOCKS -- 99.7%
AUTO COMPONENTS -- 1.6%
Cooper Tire & Rubber Co.                                  20,457   $    313,401
Dana Corp.                                                50,328        361,355
Goodyear Tire & Rubber Co. (The) (a)                      57,263        995,231
Johnson Controls, Inc.                                    62,639      4,567,010
                                                                   ------------
                                                                      6,236,997
                                                                   ------------

AUTOMOBILES -- 3.2%
Ford Motor Co.                                           603,412      4,658,341
General Motors Corp.                                     184,225      3,577,650
Harley-Davidson, Inc.                                     89,256      4,595,791
                                                                   ------------
                                                                     12,831,782
                                                                   ------------

DISTRIBUTORS -- 0.6%
Genuine Parts Co.                                         56,698      2,490,176
                                                                   ------------

DIVERSIFIED CONSUMER SERVICES -- 1.4%
Apollo Group, Inc. (Class A) (a)                          47,336      2,861,934
Block (H&R), Inc.                                        106,798      2,621,891
                                                                   ------------
                                                                      5,483,825
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE -- 13.9%
Carnival Corp.                                           140,746      7,525,689
Darden Restaurants, Inc.                                  42,641      1,657,882
Harrah's Entertainment, Inc.                              59,772      4,261,146
Hilton Hotels Corp.                                      106,611      2,570,391
International Game Technology                            109,811      3,379,982
Marriott International, Inc. (Class A)                    53,504      3,583,163
McDonald's Corp.                                         408,962     13,790,199
Starbucks Corp. (a)                                      249,679      7,492,867
Starwood Hotels & Resorts Worldwide, Inc.                 71,418      4,560,753
Wendy's International, Inc.                               37,612      2,078,439
Yum Brands, Inc.                                          92,011      4,313,476
                                                                   ------------
                                                                     55,213,987
                                                                   ------------

HOUSEHOLD DURABLES -- 6.8%
Black & Decker Corp.                                      25,551      2,221,915
Centex Corp.                                              41,473      2,964,905
D.R. Horton, Inc.                                         88,607      3,165,928
Fortune Brands, Inc.                                      47,456      3,702,517
KB HOME                                                   25,221      1,832,558
Leggett & Platt, Inc.                                     59,970      1,376,911
Lennar Corp. (Class A)                                    44,746      2,730,401
Maytag Corp.                                              26,586        500,349
Newell Rubbermaid, Inc.                                   89,554      2,129,594
Pulte Homes, Inc.                                         69,926      2,752,287
Snap-on, Inc.                                             18,784        705,527
Stanley Works (The)                                       23,626      1,134,993
Whirlpool Corp.                                           21,875      1,832,250
                                                                   ------------
                                                                     27,050,135
                                                                   ------------

INTERNET & CATALOG RETAIL -- 5.2%
Amazon.com, Inc. (a)                                      99,803      4,705,711
eBay, Inc. (a)                                           371,384     16,062,358
                                                                   ------------
                                                                     20,768,069
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS -- 1.7%
Brunswick Corp.                                           31,358      1,275,016
Eastman Kodak Co.                                         93,487      2,187,596
Hasbro, Inc.                                              58,274      1,175,969
Mattel, Inc.                                             131,444      2,079,444
                                                                   ------------
                                                                      6,718,025
                                                                   ------------

MEDIA -- 30.6%
Clear Channel Communications, Inc.                       176,678      5,556,523
Comcast Corp. (Class A) (a)                              705,678     18,319,401
Disney (Walt) Co. (The)                                  625,100     14,983,647
Dow Jones & Co., Inc.                                     19,105        678,037
E.W. Scripps Co. (Class A)                                27,644      1,327,465
Gannett Co., Inc.                                         78,002      4,724,581
Interpublic Group of Companies, Inc. (a)                 140,316      1,354,049
Knight-Ridder, Inc.                                       22,578      1,429,187
McGraw-Hill Cos, Inc. (The)                              121,871      6,292,200
Meredith Corp.                                            13,676        715,802
New York Times Co. (The) (Class A)                        47,278      1,250,503
News Corp. (Class A)                                     790,728     12,295,820
Omnicom Group, Inc.                                       58,566      4,985,724
Time Warner, Inc.                                      1,515,116     26,423,623
Tribune Co.                                               85,371      2,583,327
Univision Communications, Inc. (Class A) (a)              72,929      2,143,383
Viacom, Inc. (Class B)                                   502,200     16,371,720
                                                                   ------------
                                                                    121,434,992
                                                                   ------------

MULTI-LINE RETAIL -- 10.6%
Big Lots, Inc. (a)                                        37,982        456,164
Dillard's, Inc. (Class A)                                 20,088        498,584
Dollar General Corp.                                     102,875      1,961,826
Family Dollar Stores, Inc.                                50,528      1,252,589
Federated Department Stores, Inc.                         88,457      5,867,353
J.C. Penney Co., Inc. (Holding Co.)                       75,442      4,194,575
Kohl's Corp. (a)                                         112,207      5,453,260
Nordstrom, Inc.                                           71,048      2,657,195
Sears Holdings Corp. (a)                                  32,492      3,753,801
Target Corp.                                             285,650     15,702,181
                                                                   ------------
                                                                     41,797,528
                                                                   ------------

SPECIALTY RETAIL -- 20.4%
AutoNation, Inc. (a)                                      58,675      1,275,008
AutoZone, Inc. (a)                                        17,945      1,646,454
Bed Bath & Beyond, Inc. (a)                               96,282      3,480,594
Best Buy Co., Inc.                                       132,856      5,776,579
Circuit City Stores, Inc.                                 51,029      1,152,745
Gap, Inc. (The)                                          187,088      3,300,232
Home Depot, Inc.                                         690,309     27,943,708
Limited Brands, Inc.                                     113,594      2,538,826
Lowe's Companies, Inc.                                   254,092     16,937,773
Office Depot, Inc. (a)                                   100,668      3,160,975
OfficeMax, Inc.                                           23,466        595,098
RadioShack Corp.                                          43,667        918,317
Sherwin-Williams Co. (The)                                36,502      1,657,921
Staples, Inc.                                            237,697      5,398,099
Tiffany & Co.                                             46,385      1,776,082
TJX Cos, Inc. (The)                                      150,144      3,487,845
                                                                   ------------
                                                                     81,046,256
                                                                   ------------

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                     SHARES        VALUE
--------------------                                   ---------   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.7%
Coach, Inc. (a)                                          123,805   $  4,127,659
Jones Apparel Group, Inc.                                 37,977      1,166,653
Liz Claiborne, Inc.                                       34,945      1,251,730
NIKE, Inc. (Class B)                                      61,745      5,358,848
Reebok International Ltd.                                 17,133        997,655
V.F. Corp.                                                29,049      1,607,572
                                                                   ------------
                                                                     14,510,117
                                                                   ------------

TOTAL COMMON STOCKS -- (Cost $434,314,627)                          395,581,889
                                                                   ------------

SHORT TERM INVESTMENT -- 0.7%
MONEY MARKET FUND -- 0.7%
AIM Short Term Investment Class Prime
   Fund (Cost $2,678,370)                              2,678,370      2,678,370
                                                                   ------------

TOTAL INVESTMENTS -- 100.4%
   (Cost $436,992,997)                                              398,260,259
OTHER ASSETS AND LIABILITIES -- (0.4)%                               (1,483,654)
                                                                   ------------
NET ASSETS -- 100.0%                                               $396,776,605
                                                                   ============

(a)  Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                     SHARES        VALUE
--------------------                                   ---------   ------------
COMMON STOCKS -- 99.7%
BEVERAGES -- 15.9%
Anheuser-Busch Cos, Inc.                                 608,973   $ 26,161,480
Brown-Forman Corp. (Class B)                              87,575      6,070,699
Coca-Cola Co. (The)                                      882,722     35,582,524
Coca-Cola Enterprises, Inc.                              320,096      6,136,240
Constellation Brands, Inc. (Class A) (a)                 216,726      5,684,723
Molson Coors Brewing Co. (Class B)                        70,236      4,705,110
Pepsi Bottling Group, Inc. (The)                         167,343      4,787,683
PepsiCo, Inc.                                            606,736     35,845,963
                                                                   ------------
                                                                    124,974,422
                                                                   ------------

FOOD & STAPLES RETAILING -- 27.3%
Albertson's, Inc.                                        358,611      7,656,345
Costco Wholesale Corp.                                   381,674     18,881,413
CVS Corp.                                                663,807     17,537,781
Kroger Co. (a)                                           629,052     11,876,502
Safeway, Inc.                                            407,033      9,630,401
SUPERVALU, Inc.                                          159,044      5,165,749
Sysco Corp.                                              511,790     15,891,079
Wal-Mart Stores, Inc.                                  1,818,588     85,109,918
Walgreen Co.                                             779,802     34,514,037
Whole Foods Market, Inc.                                 100,200      7,754,478
                                                                   ------------
                                                                    214,017,703
                                                                   ------------

FOOD PRODUCTS -- 13.5%
Archer-Daniels-Midland Co.                               551,011     13,587,931
Campbell Soup Co.                                        198,813      5,918,663
ConAgra Foods, Inc.                                      471,777      9,567,638
General Mills, Inc.                                      296,799     14,638,127
H.J. Heinz Co.                                           299,637     10,103,760
Hershey Co. (The)                                        165,850      9,163,212
Kellogg Co.                                              230,420      9,958,752
McCormick & Co., Inc.                                    161,537      4,994,724
Sara Lee Corp.                                           653,017     12,342,021
Tyson Foods, Inc. (Class A)                              296,742      5,074,288
Wm. Wrigley Jr., Co.                                     158,747     10,555,088
                                                                   ------------
                                                                    105,904,204
                                                                   ------------

HOUSEHOLD PRODUCTS -- 24.7%
Clorox Co.                                               142,976      8,133,905
Colgate-Palmolive Co.                                    411,577     22,574,998
Kimberly-Clark Corp.                                     371,569     22,164,091
Procter & Gamble Co.                                   2,440,181    141,237,676
                                                                   ------------
                                                                    194,110,670
                                                                   ------------

PERSONAL PRODUCTS -- 2.0%
Alberto-Culver Co. (Class B)                              97,281      4,450,606
Avon Products, Inc.                                      398,471     11,376,347
                                                                   ------------
                                                                     15,826,953
                                                                   ------------

TOBACCO -- 16.3%
Altria Group, Inc.                                     1,515,941    113,271,112
Reynolds American, Inc.                                   82,194      7,835,554
UST, Inc.                                                165,770      6,768,389
                                                                   ------------
                                                                    127,875,055
                                                                   ------------

TOTAL COMMON STOCKS --
   (Cost $802,589,255)                                              782,709,007
                                                                   ------------

SHORT TERM INVESTMENT -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class Prime
Fund (Cost $4,831,007)                                 4,831,007      4,831,007
                                                                   ------------

TOTAL INVESTMENTS -- 100.3%
   (Cost $807,420,262)                                              787,540,014
OTHER ASSETS AND LIABILITIES -- (0.3)%                               (2,249,881)
                                                                   ------------
NET ASSETS -- 100.0%                                               $785,290,133
                                                                   ============

(a)  Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES          VALUE
--------------------                                 ----------   --------------
COMMON STOCKS -- 99.8%
ENERGY EQUIPMENT & SERVICES -- 24.3%
Baker Hughes, Inc.                                    1,554,292   $   94,469,868
BJ Services Co.                                       1,870,392       68,587,275
Halliburton Co.                                       2,271,645      140,751,124
Nabors Industries Ltd. (a)                              928,014       70,297,060
National-Oilwell Varco, Inc. (a)                        506,788       31,775,607
Noble Corp.                                             916,359       64,639,964
Rowan Cos., Inc.                                      1,263,417       45,028,182
Schlumberger Ltd.                                     1,324,799      128,704,223
Transocean, Inc. (a)                                  1,665,605      116,076,012
Weatherford International Ltd.                        1,016,485       36,796,757
                                                                  --------------
                                                                     797,126,072
                                                                  --------------

OIL, GAS & CONSUMABLE FUELS -- 75.5%
Amerada Hess Corp.                                      505,730       64,136,679
Anadarko Petroleum Corp.                              1,047,468       99,247,593
Apache Corp.                                          1,429,493       97,948,860
Burlington Resources, Inc.                            1,710,474      147,442,859
Chevron Corp.                                         6,972,213      395,812,532
ConocoPhillips                                        4,566,676      265,689,210
Devon Energy Corp.                                    1,957,433      122,417,860
El Paso Corp.                                         1,922,476       23,377,308
EOG Resources, Inc.                                   1,619,097      118,793,147
Exxon Mobil Corp.                                     9,473,232      532,111,441
Kerr-McGee Corp.                                        783,133       71,155,464
Kinder Morgan, Inc.                                     307,454       28,270,395
Marathon Oil Corp.                                    1,724,141      105,120,877
Murphy Oil Corp.                                        482,296       26,039,161
Occidental Petroleum Corp.                            1,629,667      130,177,800
Sunoco, Inc.                                            954,910       74,845,846
Valero Energy Corp.                                   1,801,111       92,937,328
Williams Cos., Inc. (The)                             1,674,176       38,790,658
XTO Energy, Inc.                                      1,060,661       46,605,444
                                                                  --------------
                                                                   2,480,920,462
                                                                  --------------

TOTAL COMMON STOCKS --
   (Cost $3,449,197,662)                                           3,278,046,534
                                                                  --------------

SHORT TERM INVESTMENT -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class Prime
   Fund  (Cost $12,973,240)                          12,973,240       12,973,240
                                                                  --------------

TOTAL INVESTMENTS -- 100.2%
   (Cost $3,462,170,902)                                           3,291,019,774
OTHER ASSETS AND LIABILITIES -- (0.2)                                 (7,599,745)
                                                                  --------------
NET ASSETS -- 100.0%                                              $3,283,420,029
                                                                  ==============

(a)  Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                    SHARES         VALUE
--------------------                                  ---------   --------------
COMMON STOCKS -- 99.9%
CAPITAL MARKETS -- 15.0%
Ameriprise Financial, Inc.                              193,877   $    7,948,957
Bank of New York Co., Inc. (The)                        601,030       19,142,805
Bear Stearns Cos., Inc.                                  87,002       10,051,341
Charles Schwab Corp. (The)                              811,556       11,905,527
E*Trade Financial Corp. (a)                             318,395        6,641,720
Federated Investors, Inc. (Class B)                      66,786        2,473,753
Franklin Resources, Inc.                                115,920       10,897,639
Goldman Sachs Group, Inc.                               351,996       44,953,409
Janus Capital Group, Inc.                               173,217        3,227,033
Lehman Brothers Holdings, Inc.                          209,101       26,800,475
Mellon Financial Corp.                                  326,744       11,190,982
Merrill Lynch & Co., Inc.                               717,093       48,568,709
Morgan Stanley                                          841,031       47,720,099
Northern Trust Corp.                                    144,646        7,495,556
State Street Corp. (b)                                  257,652       14,284,227
T. Rowe Price Group, Inc.                               100,937        7,270,492
                                                                  --------------
                                                                     280,572,724
                                                                  --------------

COMERCIAL BANKS -- 26.9%
AmSouth Bancorp                                         272,867        7,151,844
Bank of America Corp.                                 3,134,108      144,639,084
BB&T Corp.                                              423,190       17,735,893
Comerica, Inc.                                          130,490        7,406,612
Compass Bancshares, Inc.                                 96,986        4,683,454
Fifth Third Bancorp                                     433,263       16,342,680
First Horizon National Corp.                             96,888        3,724,375
Huntington Bancshares, Inc.                             179,695        4,267,756
KeyCorp                                                 318,729       10,495,746
M & T Bank Corp.                                         63,130        6,884,327
Marshall & Ilsley Corp.                                 162,248        6,983,154
National City Corp.                                     430,383       14,447,957
North Fork Bancorporation, Inc.                         373,079       10,207,442
PNC Financial Services Group                            226,811       14,023,724
Regions Financial Corp.                                 358,656       12,251,689
SunTrust Banks, Inc.                                    282,252       20,536,656
Synovus Financial Corp.                                 243,641        6,580,743
U.S. Bancorp                                          1,417,001       42,354,160
Wachovia Corp.                                        1,212,416       64,088,310
Wells Fargo & Co.                                     1,304,876       81,985,359
Zions Bancorp                                            81,497        6,157,913
                                                                  --------------
                                                                     502,948,878
                                                                  --------------

CONSUMER FINANCE -- 6.1%
American Express Co.                                    966,569       49,739,641
Capital One Financial Corp.                             233,238       20,151,763
MBNA Corp.                                              979,860       26,603,199
SLM Corp.                                               325,159       17,913,009
                                                                  --------------
                                                                     114,407,612
                                                                  --------------

DIVERSIFIED FINANCIALS SERVICES -- 17.7%
CIT Group, Inc.                                         157,017        8,130,340
Citigroup, Inc.                                       3,955,001      191,936,198
JPMorgan Chase & Co.                                  2,735,452      108,570,090
Moody's Corp.                                           193,716       11,898,037
Principal Financial Group                               217,971       10,338,365
                                                                  --------------
                                                                     330,873,030
                                                                  --------------

INSURANCE -- 23.0%
ACE Ltd.                                                251,241       13,426,319
AFLAC, Inc.                                             390,839       18,142,746
Allstate Corp.                                          506,196       27,370,018
Ambac Financial Group, Inc.                              83,272        6,416,940
American International Group, Inc.                    2,029,163      138,449,791
Aon Corp.                                               248,862        8,946,589
Chubb Corp.                                             154,621       15,098,741
Cincinnati Financial Corp.                              136,084        6,080,233
Genworth Financial, Inc. (Class A)                      293,682       10,155,524
Hartford Financial Services Group, Inc. (The)           233,416       20,048,100
Jefferson-Pilot Corp.                                   104,952        5,974,917
Lincoln National Corp.                                  134,474        7,131,156
Loews Corp.                                             105,988       10,052,962
Marsh & McLennan Cos, Inc.                              424,550       13,483,708
MBIA, Inc.                                              104,822        6,306,092
MetLife, Inc.                                           589,252       28,873,348
Progressive Corp. (The)                                 153,566       17,933,437
Prudential Financial, Inc.                              394,156       28,848,278
SAFECO Corp.                                             97,635        5,516,378
St. Paul Travelers Cos, Inc. (The)                      539,584       24,103,217
Torchmark Corp.                                          81,847        4,550,693
UnumProvident Corp.                                     232,306        5,284,962
XL Capital Ltd. (Class A)                               135,467        9,127,766
                                                                  --------------
                                                                     431,321,915
                                                                  --------------

REAL ESTATE -- 3.5%
Apartment Investment & Management Co. (Class A)          75,089        2,843,620
Archstone-Smith Trust                                   165,276        6,923,412
Equity Office Properties Trust                          318,757        9,667,900
Equity Residential Properties Trust                     222,762        8,714,449
Plum Creek Timber Co., Inc.                             143,833        5,185,180
ProLogis                                                189,990        8,876,333
Public Storage, Inc.                                     64,604        4,374,983
Simon Property Group, Inc.                              143,261       10,978,090
Vornado Realty Trust                                     91,521        7,639,258
                                                                  --------------
                                                                      65,203,225
                                                                  --------------

THRIFTS & MORTGAGE FINANCE -- 7.7%
Countrywide Financial Corp.                             463,464       15,845,834
Fannie Mae                                              753,788       36,792,392
Freddie Mac                                             538,178       35,169,933
Golden West Financial Corp.                             198,955       13,131,030
MGIC Investment Corp.                                    70,871        4,664,729
Sovereign Bancorp, Inc.                                 281,443        6,084,798
Washington Mutual, Inc.                                 769,930       33,491,955
                                                                  --------------
                                                                     145,180,671
                                                                  --------------

TOTAL COMMON STOCKS --
   (Cost $1,930,474,402)                                           1,870,508,055
                                                                  --------------

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                ----------   --------------
SHORT TERM INVESTMENT -- 0.7%
MONEY MARKET FUND -- 0.7%
AIM Short Term Investment
Class Prime Fund (Cost $11,903,497)                 11,903,497   $   11,903,497
                                                                 --------------

TOTAL INVESTMENTS -- 100.6%
   (Cost $1,942,377,899)                                          1,882,411,552
OTHER ASSETS AND LIABILITIES -- (0.6)% (b)                          (10,679,038)
                                                                 --------------
NET ASSETS -- 100.0%                                             $1,871,732,514
                                                                 ==============

(a)  Non-income producing security

(b)  Affiliated Issuer. See table below for more information.


                                          Shares Purchased          Shares Sold        Number of
Security             Number of Shares   for the Three Months   for the Three Months   Shares Held
Description           Held at 9/30/05      Ended 12/31/05         Ended 12/31/05      at 12/31/05
-----------          ----------------   --------------------   --------------------   -----------
State Street Corp.        233,284              250,209                225,841           257,652

                         Income Earned      Realized Gain on Shares
Security             for the Three Months    sold during the Three
Description             Ended 12/31/05       Months Ended 12/31/05
-----------          --------------------   -----------------------
State Street Corp.          $47,304                 $952,444

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES         VALUE
--------------------                                 ---------   --------------
COMMON STOCKS -- 100.0%
BIOTECHNOLOGY -- 11.6%
Amgen, Inc. (a)                                      1,462,490   $  115,331,962
Applera Corp. - Applied Biosystems Group               236,772        6,288,664
Biogen Idec, Inc. (a)                                  411,145       18,637,203
Chiron Corp. (a)                                       133,731        5,945,680
Genzyme Corp. (a)                                      313,630       22,198,732
Gilead Sciences, Inc. (a)                              543,232       28,590,300
MedImmune, Inc. (a)                                    304,814       10,674,586
                                                                 --------------
                                                                    207,667,127
                                                                 --------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 16.3%
Bausch & Lomb, Inc.                                     69,737        4,735,142
Baxter International, Inc.                             749,916       28,234,337
Becton Dickinson and Co.                               306,530       18,416,322
Biomet, Inc.                                           304,838       11,147,926
Boston Scientific Corp. (a)                            705,731       17,283,352
C.R. Bard, Inc.                                        132,634        8,743,233
Fisher Scientific International, Inc. (a)              145,464        8,998,403
Guidant Corp.                                          398,929       25,830,653
Hospira, Inc. (a)                                      190,781        8,161,611
Medtronic, Inc.                                      1,439,854       82,892,395
Millipore Corp. (a)                                     69,899        4,616,130
PerkinElmer, Inc.                                      152,519        3,593,348
St. Jude Medical, Inc. (a)                             445,693       22,373,789
Stryker Corp.                                          351,229       15,605,105
Thermo Electron Corp. (a)                              191,756        5,777,608
Waters Corp. (a)                                       132,051        4,991,528
Zimmer Holdings, Inc. (a)                              298,376       20,122,477
                                                                 --------------
                                                                    291,523,359
                                                                 --------------

HEALTH CARE PROVIDERS & SERVICES -- 24.6%
Aetna, Inc.                                            348,071       32,826,576
AmerisourceBergen Corp.                                256,838       10,633,093
Cardinal Health, Inc.                                  512,460       35,231,625
Caremark Rx, Inc. (a)                                  532,889       27,598,321
CIGNA Corp.                                            154,205       17,224,699
Coventry Health Care, Inc. (a)                         191,440       10,904,422
Express Scripts, Inc. (a)                              181,619       15,219,672
HCA, Inc.                                              511,403       25,825,852
Health Management Associates, Inc. (Class A)           306,698        6,735,088
Humana, Inc. (a)                                       207,846       11,292,273
IMS Health, Inc.                                       287,148        7,155,728
Laboratory Corp. of America Holdings (a)               157,873        8,501,461
Manor Care, Inc.                                       102,638        4,081,913
McKesson Corp.                                         375,472       19,370,601
Medco Health Solutions, Inc. (a)                       374,588       20,902,010
Patterson Cos., Inc. (a)                               164,404        5,491,094
Quest Diagnostics, Inc.                                204,174       10,510,878
Tenet Healthcare Corp. (a)                             581,179        4,451,831
UnitedHealth Group, Inc.                             1,629,049      101,229,105
WellPoint, Inc. (a)                                    802,756       64,051,901
                                                                 --------------
                                                                    439,238,143
                                                                 --------------

PHARMACEUTICALS  -- 47.5%
Abbott Laboratories                                  1,557,916       61,428,628
Allergan, Inc.                                         160,459       17,323,154
Bristol-Myers Squibb Co.                             2,329,980       53,542,940
Eli Lilly and Co.                                    1,346,663       76,207,659
Forest Laboratories, Inc. (a)                          405,004       16,475,563
Johnson & Johnson                                    3,524,748      211,837,355
King Pharmaceuticals, Inc. (a)                         309,421        5,235,403
Merck & Co., Inc.                                    2,590,732       82,411,185
Mylan Laboratories, Inc.                               260,711        5,203,792
Pfizer, Inc.                                         8,733,798      203,672,169
Schering-Plough Corp.                                1,770,132       36,907,252
Watson Pharmaceuticals, Inc. (a)                       127,162        4,134,037
Wyeth                                                1,598,147       73,626,632
                                                                 --------------
                                                                    848,005,769
                                                                 --------------

TOTAL COMMON STOCKS --
   (Cost $1,772,070,846)                                          1,786,434,398
                                                                 --------------

SHORT TERM INVESTMENT -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
   Fund  (Cost $5,699,053)                           5,699,053        5,699,053
                                                                 --------------

TOTAL INVESTMENTS -- 100.3%
   (Cost $1,777,769,899)                                          1,792,133,451
OTHER ASSETS AND LIABILITIES -- (0.3)%                               (4,739,452)
                                                                 --------------
NET ASSETS -- 100.0%                                             $1,787,393,999
                                                                 ==============

(a)  Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                     SHARES        VALUE
--------------------                                   ---------   ------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 21.0%
Boeing Co.                                               581,345   $ 40,833,673
General Dynamics Corp.                                   150,252     17,136,241
Goodrich Corp.                                           128,614      5,286,035
Honeywell International, Inc.                            613,058     22,836,411
L-3 Communications Holdings, Inc.                         81,702      6,074,544
Lockheed Martin Corp.                                    261,199     16,620,092
Northrop Grumman Corp.                                   264,991     15,928,609
Raytheon Co.                                             336,898     13,526,455
Rockwell Collins, Inc.                                   154,009      7,156,798
United Technologies Corp.                                729,241     40,771,864
                                                                   ------------
                                                                    186,170,722
                                                                   ------------

AIR FREIGHT & LOGISTICS -- 9.5%
FedEx Corp.                                              223,072     23,063,414
Ryder System, Inc.                                        79,397      3,256,865
United Parcel Service, Inc. (Class B)                    774,016     58,167,302
                                                                   ------------
                                                                     84,487,581
                                                                   ------------

AIRLINES -- 1.0%
Southwest Airlines Co.                                   521,981      8,576,148
                                                                   ------------

BUILDING PRODUCTS -- 1.8%
American Standard Cos, Inc.                              156,462      6,250,657
Masco Corp.                                              325,189      9,817,456
                                                                   ------------
                                                                     16,068,113
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES -- 7.8%
Allied Waste Industries, Inc. (a)                        239,216      2,090,748
Avery Dennison Corp.                                      93,885      5,189,024
Cendant Corp.                                            756,869     13,055,990
Cintas Corp.                                             114,488      4,714,616
Equifax, Inc.                                            122,000      4,638,440
Monster Worldwide, Inc. (a)                              136,482      5,571,195
Pitney Bowes, Inc.                                       180,519      7,626,928
R.R. Donnelley & Sons Co.                                213,844      7,315,603
Robert Half International, Inc.                          164,544      6,234,572
Waste Management, Inc.                                   415,304     12,604,477
                                                                   ------------
                                                                     69,041,593
                                                                   ------------

CONSTRUCTION & ENGINEERING -- 0.7%
Fluor Corp.                                               86,824      6,708,022
                                                                   ------------

ELECTRICAL EQUIPMENT -- 4.7%
American Power Conversion Corp.                          165,273      3,636,006
Cooper Industries Ltd. (Class A)                          85,379      6,232,667
Emerson Electric Co.                                     300,578     22,453,176
Rockwell Automation, Inc.                                159,743      9,450,396
                                                                   ------------
                                                                     41,772,245
                                                                   ------------

INDUSTRIAL CONGLOMERATES -- 31.7%
3M Co.                                                   536,907     41,610,293
General Electric Co.                                   5,389,548    188,903,657
Textron, Inc.                                            114,392      8,805,896
Tyco International Ltd.                                1,434,416     41,397,246
                                                                    -----------
                                                                    280,717,092
                                                                    -----------

MACHINERY -- 14.2%
Caterpillar, Inc.                                        499,483     28,855,133
Cummins, Inc.                                             58,791      5,275,316
Danaher Corp.                                            183,329     10,226,092
Deere & Co.                                              185,001     12,600,418
Dover Corp.                                              168,648      6,828,557
Eaton Corp.                                              124,765      8,370,484
Illinois Tool Works, Inc.                                150,101     13,207,387
Ingersoll-Rand Co. (Class A)                             264,829     10,691,147
ITT Industries, Inc.                                      77,419      7,960,222
Navistar International Corp. (a)                          68,498      1,960,413
PACCAR, Inc.                                             135,712      9,395,342
Pall Corp.                                               124,078      3,332,735
Parker-Hannifin Corp.                                    103,915      6,854,233
                                                                   ------------
                                                                    125,557,479
                                                                   ------------

ROAD & RAIL -- 6.8%
Burlington Northern Santa Fe Corp.                       288,639     20,441,414
CSX Corp.                                                179,716      9,124,181
Norfolk Southern Corp.                                   326,290     14,627,581
Union Pacific Corp.                                      197,348     15,888,487
                                                                   ------------
                                                                     60,081,663
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc.                                       68,214      4,850,015
                                                                   ------------

TOTAL COMMON STOCKS --
   (Cost $888,854,694)                                              884,030,673
                                                                   ------------

SHORT TERM INVESTMENT -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class Prime
   Fund  (Cost $5,178,200)                             5,178,200      5,178,200
                                                                   ------------

TOTAL INVESTMENTS -- 100.3%
   (Cost $894,032,894)                                              889,208,873
OTHER ASSETS AND LIABILITIES -- (0.3)%                               (2,719,598)
                                                                   ------------
NET ASSETS -- 100.0%                                               $886,489,275
                                                                   ============

(a)  Non-income producing security

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                     SHARES        VALUE
--------------------                                   ---------   -------------
COMMON STOCKS -- 99.8%
CHEMICALS -- 52.2%
Air Products & Chemicals, Inc.                           635,037   $ 37,587,840
Ashland, Inc.                                            210,783     12,204,336
Dow Chemical Co.                                       2,728,754    119,574,000
Du Pont (E.I.) de Nemours and Co.                      2,599,436    110,476,030
Eastman Chemical Co.                                     239,263     12,343,578
Ecolab, Inc.                                             533,727     19,358,278
Engelhard Corp.                                          354,135     10,677,170
Hercules, Inc. (a)                                       358,845      4,054,949
International Flavors & Fragrances, Inc.                 242,089      8,109,981
Monsanto Co.                                             759,100     58,853,023
PPG Industries, Inc.                                     480,282     27,808,328
Praxair, Inc.                                            820,299     43,443,035
Rohm & Haas Co.                                          416,645     20,173,951
Sigma-Aldrich Corp.                                      197,376     12,491,927
                                                                   ------------
                                                                    497,156,426
                                                                   ------------

CONSTRUCTION MATERIALS -- 2.1%
Vulcan Materials Co.                                     294,645     19,962,199
                                                                   ------------

CONTAINERS & PACKAGING -- 6.1%
Ball Corp.                                               305,813     12,146,892
Bemis Co., Inc.                                          314,346      8,760,823
Pactiv Corp. (a)                                         426,288      9,378,336
Sealed Air Corp. (a)                                     238,391     13,390,423
Temple-Inland, Inc.                                      327,693     14,697,031
                                                                   ------------
                                                                     58,373,505
                                                                   ------------

METALS & MINING -- 27.8%
Alcoa, Inc.                                            2,460,417     72,754,531
Allegheny Technologies, Inc.                             253,340      9,140,507
Freeport-McMoran Copper & Gold, Inc.
   (Class B)                                             528,730     28,445,674
Newmont Mining Corp. (Holding Co.)                     1,263,254     67,457,763
Nucor Corp.                                              446,871     29,815,233
Phelps Dodge Corp.                                       290,226     41,754,815
United States Steel Corp.                                330,196     15,872,522
                                                                   ------------
                                                                    265,241,045
                                                                   ------------

PAPER & FOREST PRODUCTS -- 11.6%
International Paper Co.                                1,278,519     42,971,024
Louisiana-Pacific Corp.                                  315,617      8,669,999
MeadWestvaco Corp.                                       529,380     14,838,521
Weyerhaeuser Co.                                         658,187     43,664,125
                                                                   ------------
                                                                    110,143,669
                                                                   ------------

TOTAL COMMON STOCKS --
   (Cost $981,024,159)                                              950,876,844
                                                                   ------------

SHORT TERM INVESTMENT -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class Prime
   Fund (Cost $6,066,813)                              6,066,813      6,066,813
                                                                   ------------

TOTAL INVESTMENTS -- 100.4%
   (Cost $987,090,972)                                              956,943,657
OTHER ASSETS AND LIABILITIES -- (0.4)%                               (4,191,126)
                                                                   ------------
NET ASSETS -- 100.0%                                               $952,752,531
                                                                   ============

(a)  Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                     SHARES         VALUE
--------------------                                   ----------   ------------
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 15.3%
ADC Telecommunications, Inc. (a)                          100,075   $  2,235,675
Andrew Corp. (a)                                          153,476      1,646,797
Avaya, Inc. (a)                                           415,801      4,436,597
Ciena Corp. (a)                                           482,033      1,431,638
Cisco Systems, Inc. (a)                                 4,602,262     78,790,725
Comverse Technology, Inc. (a)                             171,706      4,565,663
Corning, Inc. (a)                                       1,227,786     24,138,273
JDS Uniphase Corp. (a)                                  1,329,699      3,138,090
Lucent Technologies, Inc. (a)                           3,525,697      9,378,354
Motorola, Inc.                                          1,890,340     42,702,781
QUALCOMM, Inc.                                          1,242,850     53,541,978
Scientific-Atlanta, Inc.                                  131,408      5,659,743
Tellabs, Inc. (a)                                         364,547      3,973,562
                                                                    ------------
                                                                     235,639,876
                                                                    ------------

COMPUTERS & PERIPHERALS -- 20.5%
Apple Computer, Inc. (a)                                  664,405     47,764,076
Dell, Inc. (a)                                          1,769,977     53,081,610
EMC Corp. (a)                                           1,826,233     24,873,294
Gateway, Inc. (a)                                         250,930        629,834
Hewlett-Packard Co.                                     2,156,629     61,744,288
International Business Machines Corp.                   1,183,264     97,264,301
Lexmark International, Inc. (Class A)(a)                   89,915      4,030,889
NCR Corp. (a)                                             153,562      5,211,894
Network Appliance, Inc. (a)                               298,767      8,066,709
QLogic Corp. (a)                                           64,886      2,109,444
Sun Microsystems, Inc. (a)                              2,626,345     11,004,386
                                                                    ------------
                                                                     315,780,725
                                                                    ------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 10.9%
AT&T Corp.                                              2,228,671     54,580,153
BellSouth Corp.                                         1,377,395     37,327,405
CenturyTel, Inc.                                          104,365      3,460,743
Citizens Communications Co.                               273,397      3,343,645
Qwest Communications International,
   Inc. (a)                                             1,190,970      6,728,981
Verizon Communications, Inc.                            2,071,255     62,386,201
                                                                    ------------
                                                                     167,827,128
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
Agilent Technologies, Inc. (a)                            317,681     10,575,600
Jabil Circuit, Inc. (a)                                   140,230      5,201,131
Molex, Inc.                                               107,506      2,789,781
Sanmina-SCI Corp. (a)                                     442,895      1,886,733
Solectron Corp. (a)                                       751,738      2,751,361
Symbol Technologies, Inc.                                 215,531      2,763,107
Tektronix, Inc.                                            73,004      2,059,443
                                                                    ------------
                                                                      28,027,156
                                                                    ------------

INTERNET SOFTWARE & SERVICES -- 2.5%
Yahoo!, Inc. (a)                                          971,465     38,061,999
                                                                    ------------

IT SERVICES -- 5.7%
Affiliated Computer Services, Inc. (Class A) (a)           93,063      5,507,468
Automatic Data Processing, Inc.                           431,963     19,822,782
Computer Sciences Corp. (a)                               144,958      7,340,673
Convergys Corp. (a)                                       104,778      1,660,731
Electronic Data Systems Corp.                             402,806      9,683,456
First Data Corp.                                          572,394     24,618,666
Fiserv, Inc. (a)                                          138,213      5,980,476
Paychex, Inc.                                             250,206      9,537,853
Sabre Holdings Corp.                                       98,105      2,365,312
Unisys Corp. (a)                                          274,796      1,602,061
                                                                    ------------
                                                                      88,119,478
                                                                    ------------

OFFICE ELECTRONICS -- 0.7%
Xerox Corp. (a)                                           752,076     11,017,913
                                                                    ------------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT -- 18.1%
Advanced Micro Devices, Inc. (a)                          339,605     10,391,913
Altera Corp. (a)                                          287,206      5,321,927
Analog Devices, Inc.                                      282,950     10,149,417
Applied Materials, Inc.                                 1,229,849     22,063,491
Applied Micro Circuits Corp. (a)                          283,295        728,068
Broadcom Corp. (Class A) (a)                              229,922     10,840,822
Freescale Semiconductor, Inc. (Class A) (a)               307,371      7,736,528
Intel Corp.                                             4,516,624    112,734,935
KLA-Tencor Corp.                                          153,702      7,582,120
Linear Technology Corp.                                   235,736      8,502,998
LSI Logic Corp. (a)                                       330,044      2,640,352
Maxim Integrated Products, Inc.                           251,632      9,119,144
Micron Technology, Inc. (a)                               482,374      6,420,398
National Semiconductor Corp.                              282,216      7,331,972
Novellus Systems, Inc. (a)                                106,279      2,563,450
NVIDIA Corp. (a)                                          146,499      5,356,003
PMC-Sierra, Inc. (a)                                      174,402      1,344,639
Teradyne, Inc. (a)                                        163,669      2,384,657
Texas Instruments, Inc.                                 1,224,320     39,263,942
Xilinx, Inc.                                              270,810      6,827,120
                                                                    ------------
                                                                     279,303,896
                                                                    ------------

SOFTWARE -- 19.9%
Adobe Systems, Inc.                                       470,492     17,389,384
Autodesk, Inc.                                            201,885      8,670,961
BMC Software, Inc. (a)                                    172,557      3,535,693
Citrix Systems, Inc. (a)                                  148,109      4,262,577
Computer Associates International, Inc.                   355,672     10,026,394
Compuware Corp. (a)                                       338,525      3,036,569
Electronic Arts, Inc. (a)                                 233,514     12,215,117
Intuit, Inc. (a)                                          136,192      7,259,034
Mercury Interactive Corp. (a)                              71,569      1,988,903
Microsoft Corp.                                         6,857,889    179,333,797
Novell, Inc. (a)                                          347,429      3,067,798
Oracle Corp. (a)                                        2,830,497     34,560,368
Parametric Technology Corp. (a)                           287,617      1,754,464
Siebel Systems, Inc.                                      424,900      4,495,442
Symantec Corp. (a)                                        810,129     14,177,257
                                                                    ------------
                                                                     305,773,758
                                                                    ------------

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                ----------   --------------
WIRELESS TELECOMMUNICATION SERVICES -- 4.6%
ALLTEL Corp.                                           291,611   $   18,400,654
Sprint Nextel Corp.                                  2,259,548       52,783,041
                                                                 --------------
                                                                     71,183,695
                                                                 --------------

TOTAL COMMON STOCKS --
   (Cost $1,928,998,176)                                          1,540,735,624
                                                                 --------------

SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
AIM Short Term Investment Class Prime Fund          11,297,092       11,297,092
Federated Prime Obligations Fund                         2,785            2,785
                                                                 --------------

TOTAL SHORT TERM INVESTMENTS --
   (Cost $11,299,877)                                                11,299,877
                                                                 --------------

TOTAL INVESTMENTS -- 100.7%
   (Cost $1,940,298,053)                                          1,552,035,501
OTHER ASSETS AND LIABILITIES -- (0.7)%                              (11,193,567)
                                                                 --------------
NET ASSETS -- 100.0%                                             $1,540,841,934
                                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                ----------   --------------
COMMON STOCKS -- 99.9%
ELECTRIC UTILITIES -- 46.6%
Allegheny Energy, Inc. (a)                             723,395   $   22,895,452
American Electric Power Co., Inc.                    1,748,893       64,866,441
Cinergy Corp.                                          885,949       37,617,394
Edison International                                 1,447,597       63,129,705
Entergy Corp.                                          921,809       63,282,188
Exelon Corp.                                         2,965,244      157,573,066
FirstEnergy Corp.                                    1,465,316       71,785,831
FPL Group, Inc.                                      1,754,009       72,896,614
Pinnacle West Capital Corp.                            439,780       18,184,903
PPL Corp.                                            1,688,609       49,645,105
Progress Energy, Inc.                                1,117,978       49,101,594
Southern Co. (The)                                   3,295,834      113,805,148
                                                                 --------------
                                                                    784,783,441
                                                                 --------------

GAS UTILITIES -- 0.8%
Nicor, Inc.                                            197,152        7,750,045
Peoples Energy Corp.                                   170,205        5,969,090
                                                                 --------------
                                                                     13,719,135
                                                                 --------------

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS -- 19.0%
AES Corp. (a)                                        2,901,982       45,938,375
Constellation Energy Group, Inc.                       792,791       45,664,762
Duke Energy Corp.                                    4,120,571      113,109,674
Dynegy, Inc. (Class A) (a)                           1,349,055        6,529,426
TXU Corp.                                            2,144,226      107,618,703
                                                                 --------------
                                                                    318,860,940
                                                                 --------------

MULTI-UTILITIES -- 33.5%
Ameren Corp.                                           907,359       46,493,075
CenterPoint Energy, Inc.                             1,377,619       17,702,404
CMS Energy Corp. (a)                                   976,701       14,171,932
Consolidated Edison, Inc.                            1,088,045       50,409,125
Dominion Resources, Inc.                             1,540,811      118,950,609
DTE Energy Co.                                         790,038       34,121,741
KeySpan Corp.                                          774,640       27,646,902
NiSource, Inc.                                       1,211,112       25,263,796
PG&E Corp.                                           1,523,883       56,566,537
Public Service Enterprise Group, Inc.                1,110,328       72,138,010
Sempra Energy                                        1,141,859       51,200,958
TECO Energy, Inc.                                      924,497       15,882,858
Xcel Energy, Inc.                                    1,789,835       33,040,354
                                                                 --------------
                                                                    563,588,301
                                                                 --------------

TOTAL COMMON STOCKS --
   (Cost $1,673,021,026)                                          1,680,951,817
                                                                 --------------

SHORT TERM INVESTMENT -- 0.9%
MONEY MARKET FUND -- 0.9%
AIM Short Term Investment Class Prime
   Fund  (Cost $15,062,375)                         15,062,375       15,062,375
                                                                 --------------

TOTAL INVESTMENTS -- 100.8%
   (Cost $1,688,083,401)                                          1,696,014,192
OTHER ASSETS AND LIABILITIES -- (0.8)%                              (12,904,792)
                                                                 --------------
NET ASSETS -- 100.0%                                             $1,683,109,400
                                                                 ==============

(a)  Non-income producing security

See accompanying notes to financial statements.

NOTES DECEMBER 31, 2005 (UNAUDITED):

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2005 were as follows:

                                                                      GROSS          GROSS      NET UNREALIZED
                                                   IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                      COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                 --------------   ------------   ------------   --------------
Consumer Discretionary Select Sector SPDR Fund   $  436,992,997   $  2,553,135   $ 41,285,873   $ (38,732,738)
Consumer Staples Select Sector SPDR Fund            807,420,262     23,512,578     43,392,826     (19,880,248)
Energy Select Sector SPDR Fund                    3,462,170,902      9,034,042    180,185,170    (171,151,128)
Financial Select Sector SPDR Fund                 1,942,377,899      8,916,675     68,883,022     (59,966,347)
Health Care Select Sector SPDR Fund               1,777,769,899    150,434,103    136,070,551      14,363,552
Industrial Select Sector SPDR Fund                  894,032,894     26,657,623     31,481,644      (4,824,021)
Materials Select Sector SPDR Fund                   987,090,972     20,548,272     50,695,587     (30,147,315)
Technology Select Sector SPDR Fund                1,940,298,053     59,245,912    447,508,464    (388,262,552)
Utilities Select Sector SPDR Fund                 1,688,083,401     33,485,721     25,554,930       7,930,791

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrindex.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President


By: /s/ John W. Clark
    ---------------------------------
    John W. Clark
    Treasurer

Date: February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President


By: /s/ John W. Clark
    ---------------------------------
    John W. Clark
    Treasurer

Date: February 17, 2006